Commitments and Contingencies	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Capital Commitment

On December 29, 2015, the Company entered into the agreement with Biolite, a related party, that Biolite would grant the Company sole licensing rights of a series of technology for 15 years. The total consideration of obtaining such grant would be $100,000,000.

Operating Commitment

The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of September 30, 2016 are payable as follows:

Remaining 2016	$5,948

Year ending September 30, 2017	23,793

Year ending September 30, 2018	17,845

Total	$47,586

Rental expense of the Company was $29,129 and nil for the year ended September 30, 2016 and 2015, respectively.